JONES & BABSON
                       THREE CROWN CENTER
                   2440 PERSHING ROAD SUITE G-15
                       KANSAS CITY, MO 64108



                         October 12, 1995

Securities and Exchange Commission
450 5th Street N. W.
Washington, D. C.   20549

     Re:  SCOUT BALANCED FUND, INC.
               File No. 33-61123
               File No. 811-07323
               Pre-effective Amendment Number 1 to
               Registration Statement on Form N-1A
          -----------------------------------------

Ladies and Gentlemen:

Transmitted herewith is the first pre-effective amendment to the initial Registration Statement on Form N-1A for Scout Balanced Fund, Inc. in response to your comment letter dated August 17, 1995 For your convenience, responses are numbered the same as your comments.

PART A-PROSPECTUS:

1. In response to your comment number 1, there will be no preliminary distribution of the prospectus

2. In response to your comment number 2, the first paragraph under the caption "General Information and History" in the prospectus has been modified to include the information required by Item 4(a)(i) of Form N-1A.

3. In response to your comment number 3, the statement required by Rule 481(b) under the 1933 Act and Item 1(a)(ii) of Form N-1a will appear on the outside front cover of the final printed prospectus.

4. In response to your comment number 4, the second sentence of the final paragraph under the caption "Fund Expenses" has been deleted.

5. In response to your comment number 5, the final two sentences of the final paragraph under "Fund Expenses" will be made prominent in the final printed prospectus by use of distinctive type
(either bold-face or italic).

Scout Balanced Fund, Inc.
October 12, 1995
Page 2

6. In response to your comment number 6, the second paragraph uncer the caption "Investment Objective and Portfolio Management Policy" has been modified.

7. In response to your comment number 7, the percentage of Fund assets which may be held in securites rated below investment grade has been limited to 5% and the requested disclosure has been added to the paragraph numbered 3 under the discussion regarding fixed income securities under the caption "Investment Objective and Portfolio Management Policy"

8. In response to your comment number 8, an additional paragraph has been added immediately following the paragraph numbered 3 regarding average maturity of fixed income obligations.

9. In response to your comment number 9, the paragraph has been clarified to state that the Fund will not invest more than 25% of its assets instead of 25% of its equity position in a single industry.

10. In response to your comment number 10, it is anticipated that during the initial period of operations, it will take some time for the Fund to accumulate enough assets to take advantage of certain "economies of scale" with regard to buying or selling securites, or to negotiate favorable prices or commission rates, and that during this period, in order to maximize the return and keep the fund fully invested, it may be necessary to maintain a relative large percentage of the portfolio in repurchase agreements.

11. In response to your comment number 11 the reason for the language regarding approval by all participating banks is that the Fund has no control over the banks or their procedures and some banks may not be willing to allow telephone redemptions or may not be equipped to handle them.

12. In response to your comment number 12, the requested language has been added to the last paragraph under the caption "How to Redeem Shares."

PART B-STATEMENT OF ADDITIONAL INFORMATION

13. In response to your comment number 13, the SAI has been modified to comply with the comments above.

Scout Balanced Fund, Inc.
October 12, 1995
Page 3

14. In response to your comment number 14, a discussion of portfolio turnover has been added as the last paragraph under the caption "Portfolio Transactions."

15. In response to your comment number 15, restriction two has been modified to include futures contracts.

16. In response to your comment number 16, there is no intent on the part of this Fund to write coverd call options, and the language regarding covered call options has been deleted from restriction number seven.

Part C-OTHER INFORMATION

17. In response to your comment number 17, the initial financial statements for the Fund dated October 2, 1995 are also included in Part B of Form N-1A.

Thank you very much for your consideration in this matter.

                           Sincerely,


                          John G> Dyer
                          John G. Dyer
                            Attorney
JGD:com
Encl.






	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.      1                            [X]

     Post-Effective Amendment No.  ______   File No.  33-61123     [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     1                    File No.  811-07323    [ ]

SCOUT BALANCED FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15, Kansas City, MO 64108
______________________________________________________________
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, President, SCOUT BALANCED FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri  64108
______________________________________________________
(Name and Address of Agent for Service)

The registrant hereby amends this Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     UMB WorldWide Fund, Inc.         Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone:  (816) 471-5200       Telephone:  (215) 564-8024

		       SCOUT BALANCED FUND, INC.

			CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Not Applicable

Item 3.   Condensed Financial Information  . . Per Share Capital and
					       Income Changes

Item 4.   General Description of Registrant. . Investment Objective
					       and Portfolio
					       Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
					       Management and
					       Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
					       How to Redeem Shares;
					       How Share Price is
					       Determined; General
					       Information and
					       History; Dividends,
					       Distributions and
					       their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
	       being Offered                   Purchase Shares;
					       Shareholder Services

Item 8.   Redemption or Repurchase   . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

		     SCOUT BALANCED FUND, INC.

		  CROSS REFERENCE SHEET (Continued)

					       Location in Statement
					       of Additional
Form N-1A Item Number                          Information

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives
					       and Policies;
					       Management and
					       Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
					       and Policies;
					       Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
					       Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
	  Holders of Securities                Investment Counsel;
					       Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and
	  Services                             Investment Counsel

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information and
					       History (Prospectus);
					       Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
	  of Securities Being Offered          are Handled; Redemption
					       of Shares
					       Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends,
					       Distributions and their
					       Taxation (Prospectus)

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
					       are Distributed

Item 22. Calculation of Yield Quotations . . Not Applicable of Money Market Fund

Item 23.  Financial Statements . . . . . . . .Included in Part B

PROSPECTUS
(DATE)


SCOUT
BALANCED
FUND, INC.

Managed by:
UMB Bank, n.a.
Kansas City, Missouri

Toll-Free 1-800-996-2862
In the Kansas City area
471-5200

Distributed By:
JONES & BABSON, INC.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

INVESTMENT OBJECTIVE
The Scout Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the fund's investment in a diversified portfolio of fixed-income obligations.

PURCHASE INFORMATION
Minimum Investment
Initial Purchase        $
Initial IRA and Uniform Transfers (Gifts)
	to Minors Purchases     $
Subsequent Purchase:
	By Mail $
	By Telephone or Wire    $
All Automatic Purchases $
Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-
1 distribution charges. If you need further information, please call the Fund at the telephone number indicated.

ADDITIONAL INFORMATION
This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
	Page
Fund Expenses
Investment Objective and Portfolio Management Policy
Repurchase Agreements
Risk Factors
Investment Restrictions
Performance Measures
How to Purchase Shares
Initial Investments
Investments Subsequent to Initial Investment
Telephone Investment Service
Automatic Monthly Investment Plan
How to Redeem Shares
Systematic Redemption Plan
How to Exchange Shares Between Scout Funds
How Share Price is Determined
Officers and Directors
Management and Investment Counsel
General Information and History
Dividends, Distributions an their Taxation
Shareholder Services
Shareholder Inquiries

SCOUT BALANCED FUND, INC.
FUND EXPENSES
	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends              None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
	Annual Fund Operation Expenses
	(as a percentage of average net assets)
		Management fees         ____%
		12b-1 fees              None
		Other expenses          .08%
		Total Fund operating expenses           ____%
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:
		1 Year  3 Year
		$__     $__

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. "Other Expenses" is based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

The Scout Balanced Fund seeks both long term capital growth and high current income. Long-term capital growth Is intended to be achieved primarily by the fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the fund's investment in a diversified portfolio of fixed-income obligations


The Scout Balanced Fund will normally invest in a diversified portfolio of securities. The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security.
The manager will shift the proportions of each type of investment based on interpretation of economic conditions and underlying security valuations. Normally the fund will invest at least
25% of its total assets in equity securities and a minimum of 25% of its total assets In fixed income senior obligations. When, in the manager's judgment, market conditions warrant, the Fund, for defensive purposes, may make substantial temporary investments in high quality money market securities.


The fund will normally invest in the following fixed income securities:

1. Direct obligations of the U.S. Government such as bills, notes, bonds and other debt securities issued by the U.S. treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. treasury, such as securities of the Government National
Mortgage Association, the Export-import
Bank, or the Student Loan Marketing
Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal
Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan
Banks, Federal Farm Credit Banks, or the
Federal National Mortgage Association.


3. Securities issued by corporations or other business organizations. The fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by Standard & Poor's.
Securities that are subsequently downgraded to non-investment grade may continue to be held by the fund, as long as such securities do not exceed 5% of the portfolio, and will be sold, only if the manager believes it would be advantageous to do so.

It is anticipated that the average maturity of the fixed income obligations in the Fund's portfolio will be between five and seven years.


The fund will normally invest in the following equity securities, securities convertible into equity securities, preferred stocks and warrants:

1. Domestic companies listed on an exchange or over-the-counter.

2. Foreign companies with shares listed on a U.S. exchange or over-the-counter or foreign companies with American Depository
Receipts (ADR's), which represent foreign securities and are traded on U. S. exchanges or over-the-counter. The fund may also invest directly In foreign securities.


The fund will not be restricted as to market capitalizatlon. However, under normal circumstances, the fund will not invest more than 25% of Its assets in a sIngle industry.
Also the fund may not own more than 10% of the outstanding voting securities of a single issuer.
The fund may not invest more than 5% of its equity assets in any one issuer.


Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment In commercial paper is restricted to companies rated
A2P2 or higher by Moody's and Standard &
Poor's.

The fund cannot guarantee that its objectives will be achieved because there are inherent risks in the ownership of the investments made by the fund. The value of the fund's shares will reflect changes in the market value of its investments.
Dividends paid by the fund win vary with the income it receives from these investments.

Through careful management and
diversification, the fund will seek to reduce risk and enhance the opportunities for long-term growth of capital and income. The flexibility to realize relative value between asset classes, markets and individual securities offers investors the opportunity to access undervalued securities around the globe. The total return approach employed by the fund is ideal for investors seeking to diversify assets and move money to areas of attractive valuation.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by Standard & Poor's may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard &
Poor's.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.
The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements, maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of the Fund.

During the initial month of operations, it is anticipated that the Fund may be invested up to 100% in repurchase agreement, however under normal circumstances, the Fund may invest up to 25% of its assets in repurchase agreements. See
"Risk Factors Applicable to Repurchase
Agreements."

RISK FACTORS APPLICABLE TO
REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the
Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objective and Portfolio
Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional
Information." A discussion of Fund performance will be included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.

Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices.
For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P
500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's
Personal Finance Magazine, Business Week,
Morningstar Mutual Funds, Investor's Business
Daily, Institutional Investor, The Wall Street
Journal, Mutual Fund Forecaster, No-Load
Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional
Information."

Performance rankings, recommendations,
published editorial comments and listings reported in Money, Barron's, Kiplinger's
Personal Finance Magazine, Financial World,
Forbes, U.S. News & World Report, Business
Week, The Wall Street Journal, Investors Business
Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from
Morningstar Mutual Funds, Personal Finance,
Income and Safety, The Mutual Fund Letter, No-
Load Fund Investor, United Mutual Fund
Selector, No-Load Fund Analyst, No Load Fund
X, Louis Rukeyser's Wall Street Newsletter,
Donoghue's Money Letter, CDA Investment
Technologies, Inc., Wiesenberger Investment
Company Service and Donoghue's Mutual Fund
Almanac.

HOW TO PURCHASE SHARES

Shares are purchased at net asset value (no sales charge) next computed after a purchase order has become effective from the Fund through its agent, Jones & Babson, Inc., P.O. Box 410498 Kansas
City, MO 64141-0498. For information call toll free 1-800-996-2862. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal
Reserve wire systems.

You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($______ minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors
Act in which case the minimum initial purchase is $____) payable to UMB Bank, n.a. Mail your application and check to:

Scout Balanced Fund, Inc.
P.O. Box 410498
Kansas City, Missouri 64141-0498

Initial investments - By wire. You may
purchase shares of the Fund by wiring funds
($2,500 minimum) through the Federal Reserve
Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862, and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
	Kansas City, Missouri, ABA #_________
For Scout Balanced Fund, Inc./
	AC=
OBI=(assigned Fund number and name in
	which registered.)
A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT TO
INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.
Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.
Wire share purchases should include your account registration, your account number and the Scout Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT
SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase
Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks.
During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal
Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.
The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.
Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The
Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See
"How Share Price is Determined."

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption.
For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

	(1)     A written redemption request or stock
assignment (stock power) containing the
genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

	(2)     any outstanding stock certificates
representing shares to be redeemed;

	(3)     signature guarantees as required; and (See
Signature Guarantees)

	(4)     any additional documentation which the
Fund may deem necessary to insure a
genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at P.O. Box 410498, Kansas City, Missouri
64141-0498. The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter.
Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal
Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in
connection with all redemptions by mail, or
changes in share registration, except as
hereinafter provided. These requirements may be
waived by the Fund in certain instances where it
appears reasonable to do so and will not unduly
affect the interests of other shareholders.
Signature(s) must be guaranteed by an "eligible
guarantor institution" as defined under Rule
17Ad-15 under the Securities Exchange Act of
1934. Eligible guarantor institutions include:  (1)
national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemp tions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York Stock
Exchange is closed or under emergency
circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash.
Additional details are set forth in the "Statement of Additional Information."


Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.


SYSTEMATIC REDEMPTION
PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic
Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time.
Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
WITH OTHER SCOUT FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Scout Fund Group, which is legally registered for sale in the state of residence of the investor provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged.
An exchange between two Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order" (See "How Share Price is
Determined.")

To authorize the Telephone/Telegraph
Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request.
During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal
Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Scout Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Scout Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc.
Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS
DETERMINED

In order to determine the price at which new
shares will be sold and at which issued shares
presented for redemption will be liquidated, the
net asset value per share is computed once daily,
Monday through Friday, at the specific time
during the day that the Board of Directors sets at
least annually, except on days on which changes
in the value of portfolio securities will not
materially affect the net asset value, or days
during which no security is tendered for
redemption and no order   to purchase or sell such
security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share
Price is Determined" in the "Statement of Additional Information."

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by
subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND
UNDERWRITER

Jones & Babson, Inc. organized the Fund in
1995, and acts as its principal underwriter at no cost to the Fund. UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Fund, are taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.

Jones & Babson, Inc. acts as principal
underwriter for the Fund at no cost to the Fund.
UMB Bank, n.a. employs at its own expense Jones
& Babson, Inc. to provide services to the Fund, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

The Bank serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Jones & Babson, Inc. is included in the fee of UMB Bank, n.a. The Management
Agreement limits the liability of the manager, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. Christopher Bloomstran has been the portfolio manager of Scout Balanced Fund since its inception. He is a Chartered Financial Analyst with over six years of experience.

As compensation for all the foregoing services, the Fund pays UMB Bank, n.a. a fee at the annual rate of 85/100 of one percent (.85%) of average daily net assets from which UMB Bank pays Jones
& Babson, Inc. an administrative fee of
35/100 of 1% (.35%). The fees are computed daily and paid semimonthly.

The annual fee charged by UMB Bank, n.a. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, however, it is anticipated that the total expenses of the Fund will compare favorably with those of other mutual funds whose advisors' fees cover only investment advisory services with all remaining operational expenses absorbed by the Funds.

Certain officers and directors of the Fund are also officers or directors or both of other Scout
Funds or Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned
subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company
Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business
Men's Assurance Company of America.
Mediobanca is a 5% owner of Generali.

The current Management Agreement between the Fund and UMB Bank, n.a. will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.

GENERAL INFORMATION
AND HISTORY


The Fund, incorporated in Maryland on
July 13, 1995, has a present authorized
capitalization of 10,000,000 shares of
$1 par value common stock. It is a diversified open-end management investment company.
All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has:
(1) equal voting rights with respect to matters which affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.


Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered
investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment
Company Act of 1940. There are procedures whereby the shareholders may remove directors.
These procedures are described in the "Statement of Additional Information" under the caption
"Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement;
(3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "Scout" in its name so long as UMB Bank, n.a. is continued as its manager. Complete details with respect to the use of the name are set out in the Management
Agreement between the Fund and UMB Bank, n.a.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission,
Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND
THEIR TAXATION

The Fund pays dividends from net investment income _________, usually in _________ and
December. Distribution from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31.
Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund intends to qualify for taxation as a "regulated investment company" under the
Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders.
Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations.
The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.)
sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes.
Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October
31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH
ABOVE IS INCLUDED HEREIN FOR
GENERAL INFORMATION ONLY.
PROSPECTIVE INVESTORS SHOULD
CONSULT THEIR OWN TAX ADVISERS
WITH RESPECT TO THE TAX
CONSEQUENCES TO THEM OF AN
INVESTMENT IN THE FUND.
DESCRIPTION OF SECURITIES RATINGS

SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Prototype Retirement Plans - The UMB Bank, n.a. has drafted several IRS-approved-as-to-form prototype retirement plans to assist individuals, sole proprietors, partnerships and corporations in meeting their tax qualified retirement plan needs.
Individual Retirement Account (IRA) - The
Bank also makes available IRA accounts for individuals.

For further information about these services, please contact UMB Bank, n.a.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-996-2862.
Shareholders may address written inquiries to the Fund at:

Scout Balanced Fund, Inc.
P.O. Box 410498
Kansas City, MO 64141-0498

For express delivery services:
The Scout Balanced Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO   64108

INDEPENDENT AUDITORS

Arthur Andersen LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania

JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

PART B

SCOUT BALANCED FUND, INC.

STATEMENT OF ADDITIONAL
INFORMATION

__________, 1995

  This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated __________, 1995. To obtain the Prospectus please call the Fund toll-free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200.

TABLE OF CONTENTS

	Page
	Investment Objective and Policies
	Portfolio Transactions
	Investment Restrictions
	How the Fund's Shares are Distributed
	How Share Purchases are Handled
	Redemption of Shares
	Signature Guarantees
	Management and Investment Counsel
	How Share Price is Determined
	Officers and Directors
	Custodian
	Independent Auditors
	Other Jones & Babson Funds
	Fixed Income Securities Described and Ratings
	Financial Statements

INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by UMB Bank, n.a. Officers of the Fund and UMB Bank, n.a.. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock
Exchange because usually the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio is to be found there. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the share-holders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and UMB Bank, n.a.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager and its investment counsel in serving other clients, as well as the Fund.
Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of its shareholders, the Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.


Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of the Fund's portfolio.
Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the portfolio turnover rates for the equity and fixed income portions of the Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the accelleration of capital gains which are taxable when distributed to shareholders.


INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio
Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.


The Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
(6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability; (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.


In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange; (2) write put or call options; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including 144(a) securities, of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933.

Certain States also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the
Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule 260.140.84(a) of Title 10 of the California Administrative Code.

HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1996, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares of ., Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc., David L.
Babson Growth Fund, Inc., D.L. Babson Bond Trust,
D.L. Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart
Ivory International Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc. and Buffalo USA Global Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account.
There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.
The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund's Board of Directors under the following conditions authorized by the Investment
Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss.
Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1)     a written request for redemption,

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers), or

(3)     all stock certificates tendered for redemption.

MANAGEMENT AND
INVESTMENT COUNSEL

UMB Bank, n.a. acts as the Fund's investment
counsel.  The .85% annual fee charged by UMB Bank,
n.a.   covers all normal operating costs of the Fund.

For its administrative services, UMB Bank, n.a. pays
Jones & Babson, Inc. a fee computed on an annual basis at the rate of .35% of the average daily total net assets of the Fund.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day          January 1
Presidents' Holiday     Third Monday
			in February
Good Friday             Friday before Easter
Memorial Day            Last Monday
			in May
Independence Day        July 4
Labor Day               First Monday
			in September
Thanksgiving Day        Fourth Thursday
			in November
Christmas Day           December 25

OFFICERS AND DIRECTORS

The Fund is managed by UMB Bank, n.a., subject to the supervision and control of its Board of Directors.
The following table lists the Officers and Directors of the Funds Unless noted otherwise, the address of each Officer and Director is Three Crown Center, 2440
Pershing Road, Suite G-15, Kansas City, Missouri
64108. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*       Larry D. Armel, President and Director, Jones &
Babson, Inc., Scout Stock Fund, Inc., Scout Regional
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout WorldWide Fund, Inc., Shadow
Stock Fund, Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D.L. Babson
Tax-Free  Income  Fund,  Inc.,   Babson   Value Fund,
Inc., Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson-Stewart Ivory International
Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.; Trustee and President of D. L. Babson Bond Trust.

William E. Hoffman, D.D.S., Director, Scout Stock
Fund, Inc., Scout Regional Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout WorldWide
Fund, Inc.; Orthodontist, 3700 West 83rd Street, Suite
206, Prairie Village, Kansas 66208.

Eric T. Jager, Director, Scout Stock Fund, Inc., Scout
Regional Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout WorldWide Fund, Inc.;
President and Director,  Windcrest Investment
Management, Inc.; Director, Bartlett Futures, Inc.,
Nygaard Corporation, 4800 Main Street, Suite 600,
Kansas City, Missouri 64112; formerly Senior Vice
President, Eppler, Guerin & Turner, Dallas, Texas, a securities brokerage firm.

Stephen F. Rose, Director, Scout Stock Fund, Inc.,
Scout Regional Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout WorldWide Fund,
Inc.; President, Sun Publications, Inc., 7373 W. 107th
Street, Overland Park, Kansas   66212.

Stuart Wien, Director, Scout Stock Fund, Inc., Scout
Regional Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout WorldWide Fund, Inc.;
Retired, 4589 West 124th Place, Leawood, Kansas
66206, formerly Chairman of the Board, Milgram
Food Stores, Inc.

________________________________________

* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

P. Bradley Adams, Vice President and Treasurer,
Jones & Babson, Inc., Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc.,
David L. Babson Growth Fund, Inc., D. L. Babson
Money Market Fund, Inc., D. L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson Value Fund,
Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

Michael A. Brummel, Vice President, Assistant
Secretary and Assistant Treasurer, Jones & Babson,
Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional Fund, Inc.,
Scout WorldWide Fund, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., D.L.
Babson Bond Trust, Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.

Martin A. Cramer, Vice President and Secretary,
Jones & Babson, Inc., Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson Value Fund,
Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

John G. Dyer, Vice President and Legal Counsel,
Scout Stock Fund, Inc., Scout Regional Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund, Inc. and
Scout WorldWide Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either
Jones & Babson, Inc. or UMB Bank, n.a.

The Audit Committee of the Board of Directors is composed of Messrs. Hoffman, Jager, Rose and Wien.

The Officers and Directors of the Fund as a group own less than 1% of any of the Funds.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with, either Jones &
Babson, Inc. or Kornitzer Capital Management, Inc.

The Audit Committee of the Board of Directors is composed of Messrs. Rood, Russell and Rybolt.

The Officers and Directors of the Fund as a group own less than 1% of the Fund.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Fund's assets are held for safekeeping by the custodian, United Missouri Bank, n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. As directed by the Fund's officers, the Bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

The Fund's financial statements are examined annually by independent public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent public accountants to the shareholders for ratification.

Reports to shareholders will be published at least semiannually.

Arthur Andersen LLP, P.O. Box 13406, Kansas
City, Missouri 64199, is the present independent public accountant for the Fund.

OTHER SCOUT FUNDS

UMB Bank,n.a., also manages six other mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation (UMB).  They are Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout Regional Fund, Inc. and Scout
Worldwide Fund, Inc.

FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA -   Highest Grade. These securities
possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA -            High Grade. Generally, these bonds
differ from AAA issues only in a small
degree.  Here too, prices move with the
long-term money market.

A -             Upper-medium Grade.  They have
considerable investment strength, but
are not entirely free from adverse
effects of changes in economic and
trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB -   Bonds rated BBB are regarded as
having an adequate capacity to pay
principal and interest.  Whereas they
normally exhibit protection
parameters, adverse economic
conditions or changing circumstances
are more likely to lead to a weakened
capacity to pay principal and interest
for bonds in this category than for
bonds in the A category.

BB, B, CCC, CC -        Bonds rated BB, B,
CCC and CC are regarded, on balance, as
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa -   Best Quality.  These securities carry the
smallest degree of investment risk and
are generally referred to as "gilt-edge."
Interest payments are protected by a
large, or by an exceptionally stable
margin, and principal is secure.  While
the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -            High Quality by All Standards.  They
are rated lower than the best bonds
because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A -     Upper-medium Grade.  Factors giving
security to principal and interest are
considered adequate, but elements may
be present which suggest a susceptibility to impairment sometime in the future.

Baa -           Bonds which are rated Baa are
considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -    Bonds which are rated Ba are judged to
have predominantly speculative
elements; their future cannot be
considered as well assured.  Often the
protection of interest and principal
payments may be very moderate and
thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes
bonds in this class.

B -     Bonds which are rated B generally lack
characteristics of the desirable
investment.  Assurance of interest and
principal payments or maintenance of
other terms of the contract over any long period of time may be small.

Caa -   Bonds which are rated Caa are of poor
standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -    Bonds which are rated Ca represent
obligations which are speculative in a
high degree.  Such issues are often in
default or have other marked
shortcomings.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1       Highest Quality
Prime - 2       Higher Quality
Prime - 3       High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)     evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

 (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4)     liquidity;

(5)     amount and quality of long-term debt;

(6)     trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"     Issues assigned this highest rating are
regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1"   This designation indicates that the degree of
safety regarding timely payment is very
strong.

"A-2"   Capacity for timely payment on issues with
this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3"   Issues carrying this designation have a
satisfactory capacity for timely payment.
They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B"     Issues rated "B" are regarded as having only
an adequate capacity for timely payment.
Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C"     This rating is assigned to short-term debt
obligations with a doubtful capacity for payment.

"D"     This rating indicates that the issuer is either
in default or is expected to be in default upon maturity.

FINANCIAL STATEMENT

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

I
To the Shareholders and
Board of Directors of
Scout Balanced Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Scout Balanced Fund, Inc. (a Maryland corporation), as of October 2, 1995 (inception). This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of October 2,1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Scout Balanced Fund, Inc., as of October 2,1995, in conformity with generally accepted accounting principles.

			   Arthur Andersen LLP


Kansas City, Missouri,
  October 4, 1995

			  SCOUT BALANCED FUND, INC.

		    STATEMENT OF ASSETS AND LIABILITIES

			      OCTOBER 2. 1995

ASSETS:
  Investment securities, at market
     Repurchase agreement, 5.38%, due October 3,1995 (Note 2)   $   100,000
	Total assets                                                100,000

LIABILITIES AND NET ASSETS-
  Liabilities                                                          -

NET ASSETS                                                      $   100,000

NET ASSETS APPLICABLE TO OUTSTANDING SHARES CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   100,000

Capital shares, $1.00 par value:
  Authorized                                                     10,000,000
  Outstanding                                                        10,000

NET ASSET VALUE PER SHARE                                       $     10.00

	   See accompanying notes to this financial statement.

			SCOUT BALANCED FUND, INC.

		       NOTES TO FINANCIAL STATEMENT

			    OCTOBER 2, 1995

1. SIGNIFICANT ACCOUNTING POLICIES:

Scout Balanced Fund, Inc. (the Fund), was registered on July 3, 1995, under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and capitalized on October 2, 1995, by Jones & Babson, Inc., underwriter.

2. REPURCHASE AGREEMENTS:

Securities purchased under agreements to resell are held by the Fund's custodian, UMB Bank, N.A. The Fund's adviser monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure they are sufficient to protect the Fund in the event of default by the seller. In the event of bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying securities and possible loss to the extent the repurchase agreement and accrued interest is more than proceeds received upon liquidation of the underlying securities.

			     PART C

			OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

	  (a)  Financial Statements:

	       Included in Part B:
		      Report of Independent Public Accountants
		      Statement of Assets and Liabilities
		      Notes to Financial Statement

	  (b)   *(1)  Registrant's Articles of Incorporation

		*(2)  Form of Registrant's By-laws

		 (3) Not applicable, because there is no voting trust agreement

		*(4) Specimen copy of each security to be issued by the registrant

		*(5)  Form of Management Agreement between
		      UMB Bank, n.a. and the Registrant

		*(6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the
		      Registrant

		 (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers

		*(8)  Form of Custodian Agreement between
		      Registrant and United Missouri Bank of Kansas
		      City, N.A.

		 (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others

		(10) Opinion and consent of counsel as to the legality of the registrant's securities being registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

		(11) Not applicable. (To be supplied by further amendment as necessary)

		(12)  Not applicable.

	       *(13) Form of letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

		(14)  Not applicable.

		(15)  Not applicable.

		(16)  Schedule for computation of performance
		      quotations. (To be supplied by further
		      amendment)

		(17)  Copies of Powers of Attorney pursuant to Rule
		      402(c).

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
	  REGISTRANT.

	       NONE


Item 26.  NUMBER OF HOLDERS OF SECURITIES.

	  The number of record holders of each class of securities of the Registrant as of October 4, 1995, is as follows:

		    (1)                           (2)
	       Title of class          Number of Record Holders

	       Common Stock                         1
	       $1.00 par value

Item 27.  INDEMNIFICATION.

	  Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

	   (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in
	  Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

	  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.
	  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

	  UMB Bank, n.a. is a commercial bank

Item 29.  PRINCIPAL UNDERWRITERS.

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson
	       Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
	       International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc. Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc. Buffalo Balanced Fund, Inc. Buffalo Equity Fund, Inc. Buffalo USA Global Fund, Inc. and Buffalo High
	       Yield Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal  Position and Offices   Positions and Offices
 Business Address    with Underwriter        with Registrant

     Stephen S. Soden    Chairman and Director     Director
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Larry D. Armel      President and Director    President and
     Three Crown Center                            Director
     2440 Pershing Road
     Kansas City, MO 64108

     Giorgio Balzer      Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     J. William Sayler   Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Edward S. Ritter    Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Robert N. Sawyer    Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Vernon W. Voorhees  Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     P. Bradley Adams    Vice President            Vice President
     Three Crown Center  and Treasurer             and Treasurer
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108

     Michael A Brummel   Vice President            Vice President
     Three Crown Center
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108

     Martin A. Cramer    Vice President            Vice President
     Three Crown Center  and Secretary             and Secretary
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108

	  (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

	  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

	  All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.  UNDERTAKINGS.

	  Registrant undertakes to file a post-effective amendment using uncertified financial statements within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

	  Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by
	  Section 16(c) of the Investment Company Act of 1940, as amended.

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 12th day of October, 1995.

				 SCOUT BALANCED FUND, INC.
			________________________________________
				       (Registrant)

			By _____________________________________
				(Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


 Larry D. Armel           President,            October 12, 1995
 Larry D. Armel           Principal Executive
			 Officer, and Director

*William E. Hoffman_      Director              October 12, 1995
 William E. Hoffman

*Eric T. Jager            Director              October 12, 1995
 Eric T. Jager

*Stephen F. Rose          Director              October 12, 1995
 Stephen F. Rose

*Stuart Wien              Director              October 12, 1995
 Stuart Wien

 P. Bradley Adams         Treasurer and         October 12, 1995
 P. Bradley Adams         Principal Financial
			 and Accounting Officer


			  *Signed pursuant to Power of Attorney


			   By Larry D. Armel
			      Attorney-in Fact